Note Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Oct. 04, 2023	Dec. 31, 2022
Note Payable [Line Items]
Working capital expenses (in Dollars)			$ 650,000
Common stock shares issued	16,022,566	15,344,864		6,221,992
Investor’s capital contribution			585,000
Investor share	0.1	0.1
Common stock value outstanding (in Dollars)	$ 1	$ 1
Notes payable (in Dollars)	$ 429,370	$ 429,370
Transferred share		42,937
Subscription Agreement [Member]
Note Payable [Line Items]
Transferred share	85,874
Investor [Member]
Note Payable [Line Items]
Transferred share	171,748
Class A common stock [Member]
Note Payable [Line Items]
Common stock shares issued			0.9